REVENUES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Revenue [Abstract]
Disclosure of revenue
	Year ended December 31
	2023	2022	2021
	USD thousands

Programmatic	299,005	274,355	266,616
Performance	32,988	60,895	75,329

	331,993	335,250	341,945